Fair value of financial instruments - Disclosure of comparison of carrying amounts and fair values for assets and liabilities not held at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Debt securities at amortised cost	£ 50,227	£ 39,046
Loans and advances at amortised cost	144,827	146,201
Reverse repurchase agreements and other similar secured lending	3,393	1,103
Assets included in disposal group classified as held for sale	9,854	3,916
Financial liabilities
Deposits at amortised cost	(319,376)	(301,798)
Repurchase agreements and other similar secured borrowing	(29,397)	(28,554)
Debt securities in issue	(35,803)	(45,653)
Subordinated liabilities	(41,875)	(35,903)	£ (38,253)
Liabilities included in disposal groups classified as held for sale	(3,726)	(3,164)
Not held at fair value
Financial assets
Debt securities at amortised cost	49,400	37,807
Loans and advances at amortised cost	146,369	147,323
Reverse repurchase agreements and other similar secured lending	3,393	1,103
Assets included in disposal group classified as held for sale	9,628	3,855
Financial liabilities
Deposits at amortised cost	(319,135)	(301,851)
Repurchase agreements and other similar secured borrowing	(29,397)	(28,554)
Debt securities in issue	(35,745)	(45,557)
Subordinated liabilities	(43,030)	(37,295)
Liabilities included in disposal groups classified as held for sale	(3,647)	(3,077)
Not held at fair value | Level 1
Financial assets
Debt securities at amortised cost	18,307	13,976
Loans and advances at amortised cost	6,791	5,766
Reverse repurchase agreements and other similar secured lending	0	0
Assets included in disposal group classified as held for sale	0	0
Financial liabilities
Deposits at amortised cost	(203,393)	(166,087)
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Liabilities included in disposal groups classified as held for sale	0	0
Not held at fair value | Level 2
Financial assets
Debt securities at amortised cost	29,509	21,384
Loans and advances at amortised cost	67,601	73,231
Reverse repurchase agreements and other similar secured lending	3,393	1,103
Assets included in disposal group classified as held for sale	3,520	3,855
Financial liabilities
Deposits at amortised cost	(115,172)	(135,461)
Repurchase agreements and other similar secured borrowing	(29,397)	(28,554)
Debt securities in issue	(34,612)	(44,595)
Subordinated liabilities	(42,189)	(37,100)
Liabilities included in disposal groups classified as held for sale	(3,647)	(3,077)
Not held at fair value | Level 3
Financial assets
Debt securities at amortised cost	1,584	2,447
Loans and advances at amortised cost	71,977	68,326
Reverse repurchase agreements and other similar secured lending	0	0
Assets included in disposal group classified as held for sale	6,108	0
Financial liabilities
Deposits at amortised cost	(570)	(303)
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	(1,133)	(962)
Subordinated liabilities	(841)	(195)
Liabilities included in disposal groups classified as held for sale	0	0
Carrying amount
Financial assets
Debt securities at amortised cost	50,227	39,046
Loans and advances at amortised cost	144,827	146,201
Reverse repurchase agreements and other similar secured lending	3,393	1,103
Assets included in disposal group classified as held for sale	9,544	3,855
Financial liabilities
Deposits at amortised cost	(319,376)	(301,798)
Repurchase agreements and other similar secured borrowing	(29,397)	(28,554)
Debt securities in issue	(35,803)	(45,653)
Subordinated liabilities	(41,875)	(35,903)
Liabilities included in disposal groups classified as held for sale	£ (3,647)	£ (3,077)